CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 5,668	$ 8,389	$ 8,013
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,388	739	715
Stock based compensation expense, net	1,183	761	672
Accretion of payment obligation related to acquisition	100
Excess tax benefit from share-based payment arrangements		(209)
Amortization of premium and accrued interest on marketable securities	(16)	42	105
Loss (gain) from marketable securities and long-term investment, net	100	(108)	20
Deferred taxes, net	(1,140)	(385)	1,515
Accrued severance pay, net	(40)	216	(144)
Net changes in operating assets and liabilities:
Trade receivables	(383)	(475)	(126)
Other receivables and prepaid expenses	(1,100)	544	122
Other long-term assets	60	17	(45)
Trade payables	108	374	(909)
Deferred revenues	998	(106)	(462)
Accrued expenses and other liabilities	112	(25)	1,198
Other		9
Net cash provided by operating activities	7,038	9,783	10,674
Cash flows from investing activities:
Purchase of property and equipment	(316)	(246)	(513)
Proceeds from sale of property and equipment		12
Proceeds from short-term bank deposits			1,042
Investment in short-term bank deposits			(974)
Restricted cash	90		169
Capitalization of software development and content costs	(829)	(180)	(75)
Acquisition of subsidiary, net of acquired cash	(21,712)
Proceeds from sales of marketable securities	26,704	10,745	23,277
Investment in marketable securities	(11,915)	(20,534)	(9,435)
Net cash (used in) provided by investing activities	(7,978)	(10,203)	13,491
Cash flows from financing activities:
Exercise of share options	30	375	984
Excess tax benefit from share-based payment arrangements		209
Repurchase of Ordinary shares			(120)
Dividend paid	(3,885)	(8,477)	(8,496)
Net cash used in financing activities	(3,855)	(7,893)	(7,632)
(Decrease) increase in cash and cash equivalents	(4,795)	(8,313)	16,533
Cash and cash equivalents at beginning of year	16,055	24,368	7,835
Cash and cash equivalents at end of year	11,260	16,055	24,368
Cash paid (received) during the year for:
Income taxes	(631)	2,719	1,790
Supplemental disclosure of non-cash investing activities:
Purchase of property and equipment on credit		418
Issuance of shares in connection with the acquisition of Smilebox	$ 750